SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020
Revenue			$ 4,361,000		$ 0	$ 122,000
Segment Operating Profit (Loss)	$ (2,843,000)	$ (2,602,000)	(3,712,000)	$ (6,165,000)
Gross margin					0	70,000
Segment assets	12,663,000	15,908,000	12,663,000	15,908,000	12,889,000	4,682,000
Development of the Bio-RFID and ChromaID Technologies
Revenue	9				0	0
Segment Operating Profit (Loss)	(2,682,000)	(2,179,000)	(4,778,000)	(5,369,000)	(9,373,000)	(5,481,000)
Gross margin					0	0
Segment assets	12,543,000	15,759,000	12,543,000	15,759,000	12,867,000	4,360,000
Particle, Inc. Technology
Revenue					0	0
Segment Operating Profit (Loss)	(15,000)	(423,000)	(22,000)	(796,000)	(1,073,000)	(1,280,000)
Gross margin					0	0
Segment assets	1,000	$ 149,000	1,000	$ 149,000	22,000	322,000
TransTech Distribution Business
Revenue					0	122,000
Segment Operating Profit (Loss)					0	(65,000)
Gross margin					0	70,000
Segment assets					$ 0	$ 0
Digital asset sales [Member]
Revenue	9,000		4,361,000
Segment Operating Profit (Loss)	(146,000)		1,088,000
Segment assets	$ 119,000		$ 119,000